UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harber Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
Title:    Managing Member
Phone:    (212) 808-7430

Signature, Place and Date of Signing:


/s/ Harold W. Berry III           New York, NY              January 25, 2007
-------------------------         ---------------           -----------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $53,436
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name
---       --------------------               ----

1         28-06273                           Graham Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
         Item 1:                   Item 2:        Item 3:    Item 4:         Item 5:          Item 6:      Item 7:       Item 8:
                                                  CUSIP      Market    SHRS OR   SH/ PUT/   Investment     Other    Voting Authority
      Name of Issuer            Title of Class    Number     Value     PRN AMT   PRN CALL   Discretion     Mangrs   Sole Shared None
AGILE SOFTWARE CORP DEL         COM              00846X105   1,230       200,000 SH       Shared-Defined      1          1,230
ALCATEL-LUCENT                  SPONSORED ADR    013904305   1,849       130,000 SH       Shared-Defined      1          1,849
ASPEN INSURANCE HOLDINGS LTD    SHS              G05384105     316        12,000 SH       Shared-Defined      1            316
AVNET                           COM              053807103     574        22,500 SH       Shared-Defined      1            574
BLACK & DECKER CORP             COM              091797100     500         6,250 SH       Shared-Defined      1            500
BMC SOFTWARE INC                COM              055921100     966        30,000 SH       Shared-Defined      1            966
CALIFORNIA MICRO DEVICES COR    COM              130439102     703       160,603 SH       Shared-Defined      1            703
CARRIER ACCESS CORP             COM              144460102   4,184       637,787 SH       Shared-Defined      1          4,184
COACTIVE MARKETING GROUP INC    COM              189875107     378       235,997 SH       Shared-Defined      1            378
CORNING INC                     COM              219350105     889        47,500 SH       Shared-Defined      1            889
EMBARCADERO TECHNOLOGIES INC    COM              290787100     398        65,000 SH       Shared-Defined      1            398
E M C CORP MASS                 COM              268648102   1,320       100,000 SH       Shared-Defined      1          1,320
ENDURANCE SPECIALTY HLDGS LT    SHS              G30397106     512        14,000 SH       Shared-Defined      1            512
ENTRUST INC                     COM              293848107   1,068       250,000 SH       Shared-Defined      1          1,068
EXAR CORP                       COM              300645108   2,600       200,000 SH       Shared-Defined      1          2,600
HEARUSA INC                     COM NEW          422360305     424       321,400 SH       Shared-Defined      1            424
IKANOS COMMUNICATIONS           COM              45173E105     652        75,000 SH       Shared-Defined      1            652
INTEL CORP                      COM              458140100   1,420        70,100 SH       Shared-Defined      1          1,420
IONA TECHNOLOGIES PLC           SPONSORED ADR    46206P109     197        40,000 SH       Shared-Defined      1            197
LIBERTY GLOBAL INC              COM SER A        530555101     656        22,500 SH       Shared-Defined      1            656
LOOKSMART LTD                   COM NEW          543442503     379        85,000 SH       Shared-Defined      1            379
MAPINFO CORP                    COM              565105103   4,585       351,355 SH       Shared-Defined      1          4,585
MASTEC INC                      COM              576323109     202        17,500 SH       Shared-Defined      1            202
MICRO INTERNATINAL LTD          SPONS ADR        67107W100     727        85,000 SH       Shared-Defined      1            727
MICRON TECHNOLOGY INC           COM              595112103     140        10,000 SH       Shared-Defined      1            140
MONOLITHIC PWR SYS INC          COM              609839105     222        20,000 SH       Shared-Defined      1            222
NETOPIA INC                     COM              64114K104     230       330,900 SH       Shared-Defined      1            230
NETSCOUT SYS INC                COM              64115T104   4,202       506,300 SH       Shared-Defined      1          4,202
PEGASYSTEMS INC                 COM              705573103     359        36,382 SH       Shared-Defined      1            359
PERFORMANCE TECHNOLOGIES INC    COM              71376K102     537        90,650 SH       Shared-Defined      1            537
PROCENTURY CORP                 COM              74268T108   1,532        82,800 SH       Shared-Defined      1          1,532
PROXYMED INC                    COM NEW          744290305     231        50,000 SH       Shared-Defined      1            231
RAINMAKER SYSTEMS               COM NEW          750875304     452        60,500 SH       Shared-Defined      1            452
REGIS CORP MINN                 COM              758932107     613        15,500 SH       Shared-Defined      1            613
RENT A CTR INC NEW              COM              76009N100   1,185        40,150 SH       Shared-Defined      1          1,185
S1 CORPORATION                  COM              78463B101     769       139,596 SH       Shared-Defined      1            769
SAGA COMMUNICATIONS             CL A             786598102     336        35,000 SH       Shared-Defined      1            336
STAR BUFFET INC                 COM              855086104     522        64,653 SH       Shared-Defined      1            522
STRATEX NETWORKS INC            COM              86279T109   5,675     1,175,000 SH       Shared-Defined      1          5,675
SUMTOTAL SYS INC                COM              866615107   4,235       700,000 SH       Shared-Defined      1          4,235
SYNPLICITY INC                  COM              87160Y108     178        28,450 SH       Shared-Defined      1            178
TALEO CORP                      CL A             87424N104     580        42,426 SH       Shared-Defined      1            580
TELLABS INC                     COM              879664100     487        47,500 SH       Shared-Defined      1            487
THE9 LTD                        ADR              88337K104     242         7,500 SH       Shared-Defined      1            242
TRINTECH GROUP PLC              SPONS ADR NEW    896682200      61        13,229 SH       Shared-Defined      1             61
ULTRATECH INC                   COM              904034105   1,061        85,000 SH       Shared-Defined      1          1,061
VIGNETTE CORP                   COM NEW          926734104     427        25,000 SH       Shared-Defined      1            427
VODAFONE GROUP PLC NEW          SPONS ADR NEW    92857W209   2,431        87,500 SH       Shared-Defined      1          2,431

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